Consolidated Statements of Operations (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Statement [Abstract]
Net sales	$ 4,187.8	$ 4,129.4	$ 4,161.1
Cost of goods sold	2,991.5	2,962.0	2,981.6
Gross profit	1,196.3	1,167.4	1,179.5
Selling, general and administrative expenses	942.3	915.4	913.6
Impairments of goodwill and intangible assets	2.8	0	3.3
Operating income	254.0	252.0	265.9
Interest income	1.1	2.3	2.8
Interest expense	(191.8)	(201.8)	(202.4)
Other income (expense), net	(38.8)	(15.1)	21.8
Loss on extinguishment of debt	(2.0)	(25.5)	0
Income before income taxes	22.5	11.9	88.1
Income tax provision	(8.4)	(8.1)	(30.4)
Net income	$ 14.1	$ 3.8	$ 57.7